Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders [Abstract]
Shareholders’ equity
12.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at June 30, 2023 or December 31, 2022.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the pre-operating stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2023. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the first quarter of 2021, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. During the first quarter of 2023, a US$100 million prospectus supplement was filed and the program was renewed. In the first quarter of 2023, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in 2025. During the six months ended June 30, 2023, the Company issued 1,281,667 shares, at an average selling price of $18.27 per share, for net proceeds of $22.9 million under the Company’s At-The-Market offering. Subsequent to the quarter end, the Company issued 238,489 shares, at an average selling price of $17.00 per share, for net proceeds of $4.0 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.

In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2022. At the time of issuance of the flow-through shares, $4.2 million premium was recognized as a liability on the consolidated statements of financial position. During six month ended June 30, 2023, the Company incurred $5.3 million of qualifying exploration expenditures and $1.5 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

b)	Stock options and restricted share units

The Company provides compensation to directors and employees in the form of stock options and RSUs. Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSUs.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	20,000	-	-
Exercised option or vested RSU	-	-	-	(5,000)	(111)	(111)
Amortized value of stock-based compensation	-	-	-	-	1,727	1,727
Outstanding at June 30, 2023	477,500	15.85	4,117	360,266	2,154	6,271

Exercisable at June 30, 2023	477,500

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655

Exercisable at December 31, 2022	477,500

The outstanding share options at June 30, 2023 expire at various dates between October 2023 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at June 30, 2023 is as follows:

Options Outstanding		Options Exercisable
Exercise	Number	Remaining	Number
price	outstanding	contractual life	Exercisable
$16.94	50,000	4 months	50,000
$15.46	377,500	6 months	377,500
$17.72	50,000	1 year	50,000
	477,500		477,500

During the six months ended June 30, 2023, 5,000 RSUs vested and nil options were exercised. During the year ended December 31, 2022, 540,834 options were exercised for proceeds of $3.9 million, and 148,800 RSUs vested. The weighted average share price at the date of exercise of options was $18.74. Subsequent to the quarter end, 5,000 RSUs vested and were exchanged for common shares of the Company.

During the current quarter, 20,000 RSUs were granted to two newly appointed Board members. The RSUs vest at the earlier of three years and the date at which the member retires from the Board. The fair value of the grants, of $0.3 million, was estimated as at the grant date to be amortized over the expected service period of the grants.

In December 2022, 310,266 RSUs were granted. Of these, 37,500 RSUs were granted to Board members, 232,266 RSUs were granted to members of senior management, and the remaining 40,500 RSUs were granted to other employees of the Company. The fair value of the grants, of $5.1 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from six months to three years from the date of the grant and is dependent on certain corporate objectives being met. Of the $5.1 million fair value of the grants, $0.1 million was amortized during the fourth quarter of 2022, $1.5 million was amortized during the six months ended June 30th, and the remaining $3.4 million will be amortized over the remaining estimated service periods of the respective tranches.

During the third quarter of 2022, 10,000 RSUs were granted to a Board member. Half of the RSUs vest on the first anniversary of the appointment and the remaining half on the second anniversary. The fair value of the grants, of $0.2 million, was estimated as at the grant date to be amortized over the expected service period of the grants. As at June 30, 2023, $0.1 million of the fair value of the grants was amortized.

In December 2021, 123,800 RSUs were granted. Of these, 28,000 RSUs were granted to Board members, 75,200 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. Of the $2.6 million fair value of the grants, $0.4 million was amortized during the fourth quarter 2021, and the remaining $2.2 million was amortized during the first quarter of 2022. During the second quarter of 2022, 128,800 RSUs were vested and 119,800 RSUs were exchanged for common shares of the Company.

During the third and fourth quarter of 2021, 40,000 RSUs were granted to three new members of senior management. Half of the RSUs vested on the first anniversary of employment and the remaining half will vest on the second anniversary. The fair value of the grants, of $0.9 million, was estimated at the grant date to be amortized over the expected service period of the grants. In 2022, 20,000 RSUs were vested, and as at June 30, 2023, $0.9 million of the fair value of the grants was amortized.

During the second quarter of 2021, 10,000 RSUs were granted to a Board member. Half of the RSUs vested on the first anniversary of the appointment and the remaining half will vest on the second anniversary. The fair value of the grants, of $0.2 million, was estimated as at the grant date to be amortized over the expected service period of the grants. 5,000 RSUs were vested during the second quarter of 2022, and the remaining 5,000 RSUs were vested during the current quarter, and as at June 30, 2023, $0.2 million fair value of the grants was amortized.

c)	Basic and diluted net income (loss) per common share

Basic and diluted net income (loss) attributable to common shareholders of the Company for the three and six months ended June 30, 2023 was $9.0 million net income and $1.8 million net loss, respectively (three and six months ended June 30, 2022 – $19.1 million and $12.8 million net income, respectively).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings (loss) per common share for the following periods:

	Three months ended June 30,		Six months ended June 30,
(Number of common shares)	2023	2022	2023	2022
Basic weighted average shares outstanding	82,434,434	80,144,953	81,998,804	79,701,761
Weighted average shares dilution adjustments:
Stock options [1]	62,142	233,552	-	250,408
RSUs	150,149	13,887	-	14,755
Diluted weighted average shares outstanding	82,646,724	80,392,391	81,998,804	79,966,924

Weighted average shares dilution exclusions: [2]
Stock options [1]	-	-	44,492	-
RSUs	-	-	141,220	-

1)	Dilutive stock options were determined using the Company’s average share price for the period. For the three and six months ended June 30, 2023, the average share price used was $18.22 and $17.48, respectively (three and six months ended June 30, 2022 - $20.37 and $20.95, respectively).

2)	These adjustments were excluded as they are anti-dilutive.